Leases - Schedule of Operating Lease Related Assets and Liabilities (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Operating Lease Related Assets and Liabilities and Other Information Related to Leases [Abstract]
Right of use assets	¥ 1,170,419		$ 163,384	¥ 1,637,903
Operating lease liabilities, current	875,003		122,146	902,610
Operating lease liabilities, noncurrent	231,198		$ 32,274	688,333
Total operating lease liabilities	1,106,201			¥ 1,590,942
Operating cash payments for operating leases	1,327,231	¥ 1,792,253
Right-of-use assets obtained in exchange for operating lease liabilities		¥ 5,817,299
Weighted average remaining lease term (years)	1 year 4 months 9 days	1 year 10 months 9 days	1 year 4 months 9 days
Weighted average discount rate	3.10%	3.10%	3.10%